Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income/(loss)		$ (17,341)	$ 934,173	$ (128,320)
Net income/(loss) from discontinued operations, net of tax		0	864,902	(91,793)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Amortization of intangible assets and purchased video content in prepaid expense		11,308	12,461	14,386
Depreciation		19,990	23,495	25,466
Share-based compensation expense		4,939	8,578	14,480
Impairment of long-term investment	[1]	11,954	215	384
Impairment of other intangible assets and other assets		2,040	1,758	4,156
Investment gain/(loss) from equity investments		6,150	(6,345)	465
Allowance for credit losses		116	7,970	4,884
Change in fair value of financial instruments		(10,340)	(2,470)	1,784
Others		(288)	(909)	(390)
Changes in assets and liabilities:
Accounts receivable		4,504	444	39,979
Prepaid and other assets		(116)	(2,770)	(10,276)
Accounts payable		(17,552)	(904)	(3,358)
Receipts in advance and deferred revenue		(4,611)	3,776	(96)
Tax payables		19,490	(4,968)	8,683
Deferred tax liabilities		21,862	26,239	102,626
Accrued liabilities and other short-term liabilities		(19,863)	(22,231)	(3,252)
Net cash provided by continuing operating activities		32,242	113,610	163,394
Net cash used in discontinued operating activities		0	(175,888)	(68,187)
Net cash provided by/(used in) operating activities		32,242	(62,278)	95,207
Cash flows from investing activities:
Purchase of fixed assets		(8,506)	(6,718)	(6,339)
Purchase of intangible and other assets		(15,335)	(35,489)	(27,441)
Purchase of long-term investments		0	(15,891)	(114)
Purchase of time deposits		(90,666)	(188,215)	0
Proceeds from short-term investments		1,935,518	740,730	1,423,600
Purchase of short-term investments		(2,060,101)	(1,034,337)	(1,206,777)
Other cash proceeds related to investing activities		6,301	2,501	1,464
Net cash provided by/(used in) continuing investing activities		(232,789)	(537,419)	184,393
Net cash provided by discontinued investing activities		0	1,054,148	235,374
Net cash provided by/(used in) investing activities		(232,789)	516,729	419,767
Cash flows from financing activities:
Proceeds from long-term bank loans		0	0	92,000
Proceeds from short-term bank loans		0	153,000	315,550
Repurchase of Sohu Ordinary Shares, represented by ADSs		(82,136)	(17,418)	0
Repayments of loans from banks		0	(560,550)	(113,952)
Acquisition of noncontrolling interests in Changyou Merger		0	0	(191,803)
Net cash provided by/(used in) continuing financing activities		(82,136)	(424,968)	101,795
Net cash used in discontinued financing activities		0	(9,132)	(8,209)
Net cash provided by/(used in) financing activities		(82,136)	(434,100)	93,586
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(16,773)	20,997	36,984
Net increase/(decrease) in cash, cash equivalents and restricted cash		(299,456)	41,348	645,544
Cash, cash equivalents and restricted cash at beginning of year		1,000,918	959,570	314,026
Cash, cash equivalents and restricted cash at end of year		701,462	1,000,918	959,570
Less: Cash, cash equivalents and restricted cash of discontinued operations, end of year		0	0	310,203
Cash, cash equivalents and restricted cash of continuing operations, end of year		701,462	1,000,918	649,367
Supplemental cash flow disclosures from continuing operations:
Cash paid for income taxes		(39,636)	(46,145)	(35,705)
Cash paid for interest expense		0	(7,633)	(3,778)
Barter transactions		3,236	5,086	4,039
Supplemental schedule of non-cash investing activity from continuing operations:
Changes in payables and other liabilities related to fixed assets and intangible assets additions		$ (8,196)	$ (19,391)	$ (20,964)

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.